Deferred Tax Liabilities (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	RM (950,839)	RM 11,814,652	RM (11,111,622)